INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES

Inventories from the continuing operations consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Inventories	4,976,566	6,796,254
Less: provision for slow moving inventories	(1,001,452)	(1,101,188)
Net inventories	3,975,114	5,695,066
Less: inventories, net, held for discontinued operations	-	(1,611,728)
Inventories, net, held for continuing operations	3,975,114	4,083,338

Movement of provision for slow moving inventories is as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Beginning balance	1,101,188	53,281
Addition	1,934,836	1,049,165
Less: write-off	(1,978,052)	-
Exchange rate effect	(56,520)	(1,258)
Ending balance	1,001,452	1,101,188
Less: balance held for discontinued operations	(967,363)	(1,065,196)
Ending balance held for continuing operations	34,089	35,992